                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Capital Management, Inc.
Address: 7101 W. 78th Street
         Suite 201
         Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew S. Wyatt
Title: Chief Executive Officer
Phone: (952) 229-8101

Signature, Place, and Date of Signing:


/s/ Andrew S. Wyatt            Minneapolis, Minnesota   February 10, 2009
----------------------------   ----------------------   -----------------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F File Number   Name
--------------------   ---------------------
28-01190               Frank Russell Company

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         98
Form 13F Information Table Value Total:   $130,093
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                        2

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
                                                                                                      VOTING AUTHORITY
                                                             VALUE             INVESTMENT    OTHER    ----------------
ISSUER                             CLASS         CUSIP     (x$1000)   SHARES   DISCRETION   MANAGER     SOLE     NONE
----------------------------   -------------   ---------   --------   ------   ----------   -------    ------   -----
ABB LTD                        SPONSORED ADR   000375204       1453    96821   SOLE         NONE        53975   42846
ABB LTD                        SPONSORED ADR   000375204       3894   259396   DEFINED      NONE       259396
ADOBE SYS INC                  COM             00724F101        467    21921   SOLE         NONE         8092   13829
ADOBE SYS INC                  COM             00724F101        827    38846   DEFINED      NONE        38846
APACHE CORP                    COM             037411105        549     7361   SOLE         NONE         2611    4750
APACHE CORP                    COM             037411105        972    13043   DEFINED      NONE        13043
ATS MED INC                    COM             002083103         28    10000   SOLE         NONE                10000
AXIS CAPITAL HOLDINGS          SHS             G0692U109        224     7682   SOLE         NONE                 7682
BEST BUY INC                   COM             086516101        410    14577   SOLE         NONE         5279    9298
BEST BUY INC                   COM             086516101        700    24905   DEFINED      NONE        24905
BROADCOM CORP                  CL A            111320107        482    28387   SOLE         NONE        10504   17883
BROADCOM CORP                  CL A            111320107        859    50609   DEFINED      NONE        50609
BURGER KING HLDGS INC          COM             121208201        254    10633   SOLE         NONE         3911    6722
BURGER KING HLDGS INC          COM             121208201        453    18977   DEFINED      NONE        18977
CA INC                         COM             12673P105        385    20794   SOLE         NONE         7555   13239
CA INC                         COM             12673P105        685    36966   DEFINED      NONE        36966
CATERPILLAR INC DEL            COM             149123101        811    18166   SOLE         NONE         6701   11465
CATERPILLAR INC DEL            COM             149123101       1445    32354   DEFINED      NONE        32354
CHURCH & DWIGHT INC            COM             171340102        357     6365   DEFINED      NONE         6365
CISCO SYS INC                  COM             17275R102       1534    94126   SOLE         NONE        35089   59037
CISCO SYS INC                  COM             17275R102       2754   168987   DEFINED      NONE       168987
COCA COLA CO                   COM             191216100        921    20354   SOLE         NONE         8997   11357
COCA COLA CO                   COM             191216100       1462    32294   DEFINED      NONE        32294
COLGATE PALMOLIVE CO           COM             194162103        964    14070   SOLE         NONE         5179    8891
COLGATE PALMOLIVE CO           COM             194162103       1722    25120   DEFINED      NONE        25120
DIAGEO P L C                   SPON ADR NEW    25243Q205        372     6549   SOLE         NONE         1252    5297
DIAGEO P L C                   SPON ADR NEW    25243Q205        851    14997   DEFINED      NONE        14997
DISNEY WALT CO                 COM DISNEY      254687106        537    23687   SOLE         NONE         8783   14904
DISNEY WALT CO                 COM DISNEY      254687106        961    42336   DEFINED      NONE        42336
ENDURANCE SPECIALTY HLDGS LT   SHS             G30397106        266     8709   SOLE         NONE         6071    2638
ENDURANCE SPECIALTY HLDGS LT   SHS             G30397106        884    28953   DEFINED      NONE        28953
EXPEDITORS INTL WASH INC       COM             302130109        952    28617   SOLE         NONE        10650   17967
EXPEDITORS INTL WASH INC       COM             302130109       1706    51281   DEFINED      NONE        51281
FIRST SOLAR INC                COM             336433107        490     3553   SOLE         NONE         1286    2267
FIRST SOLAR INC                COM             336433107        878     6363   DEFINED      NONE         6363
FLUOR CORP NEW                 COM             343412102        411     9151   SOLE         NONE         3367    5784

                                                                                                      VOTING AUTHORITY
                                                             VALUE             INVESTMENT    OTHER    ----------------
ISSUER                             CLASS         CUSIP     (x$1000)   SHARES   DISCRETION   MANAGER     SOLE     NONE
----------------------------   -------------   ---------   --------   ------   ----------   -------    ------   -----
FLUOR CORP NEW                 COM             343412102        727    16203   DEFINED      NONE        16203
FPL GROUP INC                  COM             302571104       1129    22433   SOLE         NONE         8166   14267
FPL GROUP INC                  COM             302571104       2018    40088   DEFINED      NONE        40088
GILEAD SCIENCES INC            COM             375558103       1532    29965   SOLE         NONE        11051   18914
GILEAD SCIENCES INC            COM             375558103       2728    53346   DEFINED      NONE        53346
GOLDMAN SACHS GROUP INC        COM             38141G104       2052    24319   SOLE         NONE         9151   15168
GOLDMAN SACHS GROUP INC        COM             38141G104       3678    43578   DEFINED      NONE        43578
GOOGLE INC                     CL A            38259P508        778     2528   SOLE         NONE          926    1602
GOOGLE INC                     CL A            38259P508       1392     4525   DEFINED      NONE         4525
GUESS INC                      COM             401617105        272    17733   SOLE         NONE         6814   10919
GUESS INC                      COM             401617105        478    31140   DEFINED      NONE        31140
HESS CORP                      COM             42809H107       1121    20891   SOLE         NONE         7767   13124
HESS CORP                      COM             42809H107       2008    37431   DEFINED      NONE        37431
HEWLETT PACKARD CO             COM             428236103       1930    53176   SOLE         NONE        19713   33463
HEWLETT PACKARD CO             COM             428236103       3440    94798   DEFINED      NONE        94798
INTEL CORP                     COM             458140100        290    19788   SOLE         NONE         6886   12902
INTEL CORP                     COM             458140100        482    32912   DEFINED      NONE        32912
INTERCONTINENTALEXCHANGE INC   COM             45865V100       2534    30736   SOLE         NONE        11331   19405
INTERCONTINENTALEXCHANGE INC   COM             45865V100       4556    55266   DEFINED      NONE        55266
KOHLS CORP                     COM             500255104        499    13787   SOLE         NONE         5098    8689
KOHLS CORP                     COM             500255104        890    24579   DEFINED      NONE        24579
KROGER CO                      COM             501044101        923    34957   SOLE         NONE        12954   22003
KROGER CO                      COM             501044101       1640    62095   DEFINED      NONE        62095
LOWES COS INC                  COM             548661107        670    31156   SOLE         NONE        11623   19533
LOWES COS INC                  COM             548661107       1197    55604   DEFINED      NONE        55604
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105        270    40415   SOLE         NONE        14757   25658
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105        482    72278   DEFINED      NONE        72278
MASTERCARD INC                 CL A            57636Q104       1110     7768   SOLE         NONE         2797    4971
MASTERCARD INC                 CL A            57636Q104       1952    13655   DEFINED      NONE        13655
MEDTRONIC INC                  COM             585055106        882    28065   SOLE         NONE        10007   18058
MEDTRONIC INC                  COM             585055106       1534    48819   DEFINED      NONE        48819
MERCK & CO INC                 COM             589331107        637    20943   SOLE         NONE         7745   13198
MERCK & CO INC                 COM             589331107       1130    37162   DEFINED      NONE        37162
NATIONAL OILWELL VARCO INC     COM             637071101        769    31452   SOLE         NONE         9166   22286
NATIONAL OILWELL VARCO INC     COM             637071101       1094    44750   DEFINED      NONE        44750
NIKE INC                       CL B            654106103        358     7023   SOLE         NONE         2588    4435

                                                                                                      VOTING AUTHORITY
                                                            VALUE              INVESTMENT    OTHER    ----------------
ISSUER                             CLASS         CUSIP     (x$1000)   SHARES   DISCRETION   MANAGER     SOLE     NONE
----------------------------   -------------   ---------   --------   ------   ----------   -------    ------   -----
NIKE INC                       CL B            654106103        640    12543   DEFINED      NONE        12543
ORACLE CORP                    COM             68389X105       2071   116816   SOLE         NONE        43316   73500
ORACLE CORP                    COM             68389X105       3704   208912   DEFINED      NONE       208912
PETROHAWK ENERGY CORP          COM             716495106       2322   148561   SOLE         NONE        55334   93227
PETROHAWK ENERGY CORP          COM             716495106       4191   268129   DEFINED      NONE       268129
QUALCOMM INC                   COM             747525103       2572    71782   SOLE         NONE        26679   45103
QUALCOMM INC                   COM             747525103       4628   129178   DEFINED      NONE       129178
SCHERING PLOUGH CORP           COM             806605101       1488    87359   SOLE         NONE        32621   54738
SCHERING PLOUGH CORP           COM             806605101       2674   157018   DEFINED      NONE       157018
SCHLUMBERGER LTD               COM             806857108        668    15790   SOLE         NONE         8814    6976
SCHLUMBERGER LTD               COM             806857108       1771    41836   DEFINED      NONE        41836
SPX CORP                       COM             784635104        602    14847   SOLE         NONE                14847
TARGET CORP                    COM             87612E106        312     9032   DEFINED      NONE         9032
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209       1820    42760   SOLE         NONE        15563   27197
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209       3233    75941   DEFINED      NONE        75941
TEXTRON INC                    COM             883203101       1122    80864   SOLE         NONE        30759   50105
TEXTRON INC                    COM             883203101       1967   141826   DEFINED      NONE       141826
TIFFANY & CO NEW               COM             886547108        390    16486   SOLE         NONE         7112    9374
TIFFANY & CO NEW               COM             886547108        624    26401   DEFINED      NONE        26401
UNION PAC CORP                 COM             907818108        476     9967   SOLE         NONE         3681    6286
UNION PAC CORP                 COM             907818108        846    17707   DEFINED      NONE        17707
WAL MART STORES INC            COM             931142103       1598    28497   SOLE         NONE        10379   18118
WAL MART STORES INC            COM             931142103       2819    50293   DEFINED      NONE        50293
WESTERN UN CO                  COM             959802109       1946   135728   SOLE         NONE        50535   85193
WESTERN UN CO                  COM             959802109       3485   243025   DEFINED      NONE       243025
XATA CORP                      COM NEW         983882309         22    12017   SOLE         NONE                12017